FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2023
FLOW-THROUGH SHARE PREMIUM LIABILITY
FLOW-THROUGH SHARE PREMIUM LIABILITY
12.	FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability related to flow-through share issuances:

Balance, December 31, 2021	$12,413
Assumption of flow-through share premium liability upon acquisition of QuestEx (Note 9)	909
Creation of flow-through share premium liability on issuance of flow-through shares	4,561
Settlement of flow-through share premium liability pursuant to qualified expenditures	(13,326)
Balance, December 31, 2022	$4,557
Creation of flow-through share premium liability on issuance of flow-through shares	3,658
Settlement of flow-through share premium liability pursuant to qualified expenditures	(5,078)
Balance, December 31, 2023	$3,137

12.	FLOW-THROUGH SHARE PREMIUM LIABILITY (continued)

Issued during the year ended December 31, 2022: As a result of the issuance of flow-through shares during the year ended December 31, 2022, the Company had a commitment to incur $18,040,000 in qualifying Canadian exploration expenses (“CEE”) on or before December 31, 2023. As of December 31, 2022, the remaining commitment was $18,007,000, which was fully satisfied during the year ended December 31, 2023.

Issued during the year ended December 31, 2023: As a result of the issuance of flow-through shares during the year ended December 31, 2023, the Company had a commitment to incur $15,275,000 in qualifying CEE on or before December 31, 2024. During the December 31, 2023, $1,792,000 of this commitment was satisfied, with $13,483,000 of this commitment remaining as of December 31, 2023.